Employee Benefit Plans	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Employee Benefit Plans

Note 22. Employee Benefit Plans

The Company maintains a 401(k)-retirement savings plan for its U.S. employees including its named executive officers, who satisfy certain eligibility requirements. The Internal Revenue Code allows eligible employees to defer a portion of their compensation, within prescribed limits, on a pre-tax basis through contributions to the 401(k) plan. The Company also maintains a government-mandated contribution plan under the social security act, 2075 (2018) act number 19 of the year 2075 (the “Social Security Act”) for certain employees in Nepal. The Company did not make any matching contributions for the years ended December 31, 2024 and 2023 for either of these plans.